Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in net assets available for benefits per the financial statements:	$ 46,738,310
Less: Participant loans deemed as benefit payments per Form 5500	(94,127)
Add: Participant loans deemed as benefit payments per prior year Form 5500	60,836
Changes in net assets available for benefits per Form 5500	$ 46,705,019